Pursuant to Rule 497(e)
                                                        Registration No. 2-78513
================================================================================
  DAILY TAX FREE INCOME                                600 Fifth Avenue
  FUND, INC.                                           New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)

================================================================================

                         SUPPLEMENT DATED JUNE 30, 2004
                    TO THE PROSPECTUS DATED FEBRUARY 27, 2004



Effective July 30, 2004, the time at which the Daily Tax Free Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 8, 10, 11 and 13 under the headings "Pricing of Fund Shares," "Initial Direct Purchase of Class B Shares - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "12 noon" are replaced with "4:00 p.m."

On page 8, under the heading "Purchase of Fund Shares" the first paragraph is deleted and replaced with the following:

     "The Fund does not accept a purchase order from investors investing in the Fund directly (i.e. not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day."

On page 9, under the heading "Investments Through Participating Organizations - Purchase of Class A Shares," the fourth paragraph is deleted and replaced with the following:

     "Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously."


================================================================================
DTIF 06/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-78513
================================================================================
First Southwest Tax Free Income Fund
Shares of Daily Tax Free Income Fund, Inc.


Supplement dated June 30, 2004 to the Prospectus dated February 27, 2004

Effective July 30, 2004, the time at which the Daily Tax Free Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 10 and 12 under the headings "Pricing of Fund Shares," and "Redemption of Shares" the references to "12 noon" are replaced with "4:00 p.m."

On page 11, under the heading "Pricing of Fund Shares," the third paragraph is deleted and replaced with the following:

       "Shares will be issued as of the first determination of the Fund's net asset value per share made after receipt and acceptance by the Fund's transfer agent of First Southwest Company's purchase order. In order to maximize earnings on its portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks or deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Fund shares begin accruing income on the day the shares are issued."

On page 11, under the heading "Purchase of FSW Shares," the following paragraph is added after the fourth paragraph of this section:

       "First Southwest Company may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with First Southwest Company before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with First Southwest Company. First Southwest Company is responsible for instituting procedures to ensure that purchase orders by its respective clients are processed expeditiously."



325 North St Paul
Suite 800
Dallas, TX  75201
(214) 953-4000
================================================================================

FSW DTIF 06/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-78513
================================================================================
Daily Tax Free Income Fund, Inc.

Thornburg Class of Shares -
 Distributed through Thornburg Securities Corporation

                                                Thornburg Securities Corporation
                                                           119 East Marcy Street
                                                     Santa Fe, New Mexico  87501
                                                                  (800) 847-0200
================================================================================

                         SUPPLEMENT DATED JUNE 30, 2004
                    TO THE PROSPECTUS DATED FEBRUARY 27, 2004



Effective July 30, 2004, the time at which the Daily Tax Free Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 8 and 11 under the headings "Pricing of Shares," "Direct Purchase of Shares - Bank Wire" and "Redemption of Shares" the references to "12 noon" are replaced with "4:00 p.m."

On page 9, under the heading "Purchase of Shares" the first paragraph is deleted and replaced with the following:

     "The Fund does not accept a purchase order from investors investing in the Fund directly (i.e. not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day."

On page 10, under the heading "Investments Through Participating Organizations," the fourth paragraph is deleted and replaced with the following:

     "Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously."



================================================================================
THORN DTIF 06/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-78513
================================================================================
  DAILY TAX FREE INCOME                                600 Fifth Avenue
  FUND, INC.                                           New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)

================================================================================


                         SUPPLEMENT DATED JUNE 30, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 27, 2004


Effective July 30, 2004, the time at which the Daily Tax Free Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective July 30, 2004, on page 20, under the heading "Net Asset Value," the reference to "12 noon" is replaced with "4:00 p.m."

Effective as of the date of this supplement, on page 9, under the heading "Repurchase Agreements," the first sentence is revised to read:

        "The Fund may invest in instruments subject to repurchase agreements with securities dealers, member banks of the Federal Reserve System and other entities that the Manager has determined are creditworthy."









================================================================================
DTIF 06/04 SAI SUP